Intangible Assets and Goodwill - Changes in Net Book Value of Intangible Assets and Goodwill (Details) $ in Thousands	12 Months Ended
Mar. 31, 2024 CAD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	$ 78,395
Additions from business combinations	37,465
Additions	2,057
Other	(55)
Amortization	(901)
Impairment	(32,856)
Foreign currency translation	(75)
Net book value, ending balance	84,030
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	20,700
Additions from business combinations	7,500
Additions	0
Other	0
Amortization	0
Impairment	(20,700)
Foreign currency translation	0
Net book value, ending balance	7,500
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	21,918
Additions from business combinations	5,500
Additions	0
Other	0
Amortization	0
Impairment	0
Foreign currency translation	(141)
Net book value, ending balance	27,277
Intangible assets other than goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	59,680
Additions from business combinations	13,000
Additions	2,057
Other	(55)
Amortization	(901)
Impairment	(32,856)
Foreign currency translation	(75)
Net book value, ending balance	40,850
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	5,461
Additions from business combinations	0
Additions	0
Other	(90)
Amortization	(281)
Impairment	0
Foreign currency translation	0
Net book value, ending balance	5,090
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	11,173
Additions from business combinations	0
Additions	2
Other	(51)
Amortization	(493)
Impairment	(10,652)
Foreign currency translation	66
Net book value, ending balance	45
Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	157
Additions from business combinations	0
Additions	55
Other	0
Amortization	(23)
Impairment	0
Foreign currency translation	0
Net book value, ending balance	189
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	271
Additions from business combinations	0
Additions	2,000
Other	86
Amortization	(104)
Impairment	(1,504)
Foreign currency translation	0
Net book value, ending balance	749
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	18,715
Additions from business combinations	24,465
Additions	0
Other	0
Amortization	0
Impairment	0
Foreign currency translation	0
Net book value, ending balance	$ 43,180